Commitments and Contingencies	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies

Note 14. Commitments and Contingencies

Leases

The Company currently leases office space for both our U.S. headquarters on a short-term basis. The lease for our U.K. headquarters, located in London, was vacated in May 2025. The Company leased its U.S. headquarters virtual office, located in Boston, Massachusetts, on a month-to-month basis through September 30, 2025. In October 2025, the Company moved its U.S. headquarters virtual office to Tampa, Florida. The Company also leases laboratory space, located in San Francisco, California, on a month-to-month basis and is cancellable anytime with 60 days’ notice. The Company is not party to any material lease agreements.

For each of the three months ended September 30, 2025 and 2024, the Company incurred lease costs of less than $0.1 million.

For the nine months ended September 30, 2025 and 2024, the Company incurred lease costs of less than $0.1 million and approximately $0.2 million, respectively.

Employee Benefit Plans

The Company adopted an employee benefit plan under Section 401(k) of the Internal Revenue Code for its U.S.-based employees. The plan allows employees to make contributions up to a specified percentage of their compensation. Under the plan, the Company matches 100% of employees’ contributions up to 5% of the annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.

The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.

During each of the three and nine months ended September 30, 2025 and 2024, respectively, the Company charged less than $0.1 million to operating expenses related to the Company’s contributions to employee benefit plans.

Bayer Acquisition Agreement

In November 2024, the Company assumed an assignment, license, development and commercialization agreement dated March 17, 2017 with Bayer (the “Bayer Acquisition Agreement”), to acquire from Bayer all right, title and interest in and to PHP-303, including each and every invention and any priority rights relating to its patents.

Under the Bayer Acquisition Agreement, the Company is committed to pay certain development and regulatory milestones up to an aggregate amount of $23,500,000 and high single digit royalties based on the sale of products developed based on the licensed compound. Royalties will be payable on a licensed product-by-licensed product and country-by-country basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry.

Either party may terminate the Bayer Acquisition Agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency. Bayer agreed not to assert any Bayer intellectual property rights that were included in the scope of the Bayer Acquisition Agreement against the Company.

The Company incurred zero expenses under this agreement as no milestones have been achieved since inception, and no products were sold from inception through September 30, 2025.

Legal Proceedings

In May 2025, a former employee of Peak Bio CA, Inc. subsidiary filed a claim stating that they are entitled to certain discretionary bonuses from 2022 totaling less than $0.1 million. The Company denies the former employee’s claim and intends to defend itself.

In December 2024, the Company received demand letters from two individuals formerly serving the Company as consultants outlining claims relating to wrongful termination. The wrongful termination claims included claims for unpaid consulting fees, consulting fees owed due to improper termination notice, unpaid bonuses, severance, and the accelerated vesting of outstanding restricted stock unit awards as of the termination date. On March 3, 2025 and on May 30, 2025, the Company signed separate Settlement Agreements and Mutual Releases with each of such former consultants. The agreements require the Company to make a payment totaling $0.4 million in equal monthly installments with the last installment being payable November 2025. In addition, the agreements allowed for the terms of the previously awarded restricted stock units to continue to govern, including the continued vesting of the restricted stock units. Accordingly, during the nine months ended September 30, 2025, the Company issued 125,911 ADSs (representing 251,822,000 Ordinary Shares) on vesting of these restricted stock awards. As of September 30, 2025, the Company recognized $0.1 million, representing the remainder aggregate settlement amount, which is presented within accounts payable in the Company’s condensed consolidated balance sheets.

On November 21, 2024, “Sabby” Volatility Warrant Master Fund Ltd. (“Sabby”) filed a lawsuit against the Company in New York state court for alleged breach of contract. Sabby alleges that it validly exercised a warrant issued to Sabby in September 2022 and alleges that the Company breached the warrant by not honoring Sabby’s exercise request. On May 7, 2025, the Company and Sabby entered into a Settlement Agreement pursuant to which the Company agreed to issue 272,450 ADSs (representing 544,900,000 Ordinary Shares) to Sabby, which were issued on June 13, 2025.

Accounts Payable Settlements

During the nine months ended September 30, 2025, the Company entered into settlement agreements with vendors for the settlement of outstanding payables. This resulted in a $0.8 million and a $2.0 million gain on settlement of current liabilities, which is reflected in the condensed consolidated statements of operations for the three and nine months ended September 30, 2025, respectively.

On April 4, 2025, the Company issued 204,000 ADS (representing 408,000,000 Ordinary Shares) to Paulson for the settlement of outstanding placement agent fees earned in connection with a private placement in November 2024.

Note 10. Commitments and Contingencies

Leases

The Company currently leases office space for both our U.K. and U.S. headquarters on a short-term basis. The lease for our U.K. headquarters, located in London, expires in July 2025, unless terminated earlier with not less than three months notice. We lease our U.S. headquarters virtual office, located in Boston, Massachusetts, on a month-to-month basis. The Company also leases laboratory space, located in San Francisco, California, which expires in September 2025 and is cancellable anytime with 60 days’ notice. We are not party to any material lease agreements.

For each of the years ended December 31, 2024 and 2023, the Company incurred rent expense of approximately $0.2 million.

Employee Benefit Plans

The Company adopted an employee benefit plan under Section 401(k) of the Internal Revenue Code for its U.S.-based employees. The plan allows employees to make contributions up to a specified percentage of their compensation. Under the plan, the Company matches 100% of employees’ contributions up to 5% of annual eligible compensation contributed by each employee, subject to Internal Revenue Code limitations.

The Company also adopted a defined contribution pension scheme which allows for U.K. employees to make contributions and provides U.K. employees with a Company contribution of 10% of compensation, subject to U.K. law.

During the years ended December 31, 2024 and 2023, the Company charged less than $0.1 million and approximately $0.2 million to operating expenses, respectively, which related to the Company’s contributions to employee benefit plans.

Bayer Acquisition Agreement

In November 2024, the Company assumed an assignment, license, development and commercialization agreement dated March 17, 2017 with Bayer (the “Bayer Acquisition Agreement”), to acquire from Bayer all right, title and interest in and to PHP-303, including each and every invention and any priority rights relating to its patents.

Under the Bayer Acquisition Agreement, the Company is committed to pay certain development and regulatory milestones up to an aggregate amount of $23,500,000 and high single digit royalties based on the sale of products developed based on the licensed compound. Royalties will be payable on a licensed product-by-licensed product and country-by-country basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry.

Either party may terminate the Bayer Acquisition Agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency. Bayer agreed not to assert any Bayer intellectual property rights that were included in the scope of the Bayer Acquisition Agreement against the Company.

The Company incurred zero expenses under this agreement as no milestones have been achieved since inception, and no products were sold from inception through December 31, 2024.

Legal Proceedings

In December 2024, the Company received demand letters from two individuals formerly serving the Company as consultants outlining claims relating to wrongful termination. The wrongful termination claims included claims for unpaid wages, wages owed due to improper termination notice, unpaid bonuses, severance, and the accelerated vesting of outstanding restricted stock unit awards as of the termination date. In March 2025, the Company entered into a settlement agreement with one of the former consultants (Note 13). The events took place prior to December 31, 2024, and for this reason the Company treated the March 2025 litigation settlement as a recognized subsequent event. As of December 31, 2024, the Company accrued $0.5 million in aggregate representing the settlement amount and an estimate for the second individual’s claims. In addition, the Company recognized stock-based compensation expense of $0.2 million related to the continued vesting of restricted stock units as allowed under the settlement agreement.

On November 21, 2024, “Sabby” Volatility Warrant Master Fund Ltd. (“Sabby”) filed a lawsuit against the Company in New York state court for alleged breach of contract. Sabby alleges that it validly exercised a warrant issued to Sabby in September 2022 and alleges that the Company breached the warrant by not honoring Sabby’s exercise request. The Company filed a motion to dismiss on February 3, 2025, which the court denied on March 25, 2025. The case is currently in discovery. The Company denies Sabby’s claim and intends to vigorously defend itself against the lawsuit. As of December 31, 2024, the Company accrued its best estimate of potential losses relating to Sabby’s lawsuit.

Peak Bio, Inc. [Member]
Commitments and Contingencies

8. Commitments and Contingencies

From time to time, the Company may be involved in litigation relating to claims arising out of operations in the normal course of business. As of September 30, 2024, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the Company’s results of operations. At each reporting period, the Company evaluates known claims to determine whether a potential loss amount or a potential range of loss is probable and reasonably estimable under ASC 450, Contingencies. Legal fees are expensed as incurred.

On August 14, 2024, the Company received from the California Labor Commissioner’s Office notice of a claim submitted by a former employee seeking recovery of unpaid wages, statutory liquidated damages and waiting time penalties in the total amount of approximately $32,800. On September 20, 2024, the Company and the former employee reached settlement in the amount of $16,588 and the claim with the California Labor Commissioner’s Office was rescinded.

Bayer Acquisition Agreement

In March 2017, the Company entered into an assignment, license, development and commercialization agreement (the “Bayer Acquisition Agreement”) with Bayer, to acquire from Bayer all right, title and interest in and to PHP-303, including each and every invention and any priority rights relating to its patents.

Under the Bayer Acquisition Agreement, the Company is committed to pay certain development and regulatory milestones up to an aggregate amount of $23,500,000 and high single digit royalties based on the sale of products developed based on the licensed compound. Royalties will be payable on a licensed product-by-licensed product and country-by-country basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry.

Either party may terminate the Bayer Acquisition Agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency. Bayer agreed not to assert any Bayer intellectual property rights that were included in the scope of the Bayer Acquisition Agreement against the Company.

The Company incurred zero expenses under this agreement as no milestones have been achieved since inception, and no products were sold from inception through September 30, 2024.

8. Commitments and Contingencies

Bayer Acquisition Agreement

In March 2017, the Company entered into an assignment, license, development and commercialization agreement (the “Bayer Acquisition Agreement”) with Bayer, to acquire from Bayer all right, title and interest in and to PHP-303, including each and every invention and any priority rights relating to its patents.

Under the Bayer Acquisition Agreement, the Company is committed to pay certain development and regulatory milestones up to an aggregate amount of $23,500,000 and high single digit royalties based on the sale of products developed based on the licensed compound. Royalties will be payable on a licensed product-by-licensed product and country-by-country basis until the later of ten years after the first commercial sale of such licensed product in such country and expiration of the last patent covering such licensed product in such country that would be sufficient to prevent generic entry.

Either party may terminate the Bayer Acquisition Agreement upon prior written notice for the other party’s material breach that remains uncured for a specified period of time or insolvency. Bayer agreed not to assert any Bayer intellectual property rights that were included in the scope of the Bayer Acquisition Agreement against the Company.

The Company incurred zero expenses under this agreement as no milestones have been achieved since inception, and no products were sold during the years ended December 31, 2023 and 2022.

Legal proceedings

The Company is not currently a party to any material legal proceedings. At each reporting date, the Company evaluates whether a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses the costs related to its legal proceedings as incurred.